Cash generated from operations	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Cash generated from operations
33. Cash generated from operations
In the cash flow statement, proceeds from sale of property, plant and equipment comprise:

All figures in £ millions	2022	2021

Net book amount	9	4

Profit/(loss) on sale of property, plant and equipment	5	(4)

Proceeds from sale of property, plant and equipment	14	–
The movements in the Group’s current and
non-current
borrowings are as follows:

All figures in £ millions	2021	Fair value and other movements	Foreign exchange movements	Financing cash flows	Transfer from non-current to current	New leases/ disposal of leases	2022

Financial liabilities

Non-current borrowings	1,245	(14)	61	(76)	(92)	31	1,155

Current borrowings	157	(10)	16	(188)	92	(1)	66

Total	1,402	(24)	77	(264)	–	30	1,221

All figures in £ millions	2020	Fair value and other movements	Foreign exchange movements	Financing cash flows	Transfer from non-current to current	New leases/ disposal of leases	2021

Financial liabilities

Non-current borrowings	1,458	(20)	3	–	(160)	(36)	1,245

Current borrowings	248	9	(4)	(255)	160	(1)	157

Total	1,706	(11)	(1)	(255)	–	(37)	1,402
Non-current
borrowings include bonds, derivative financial instruments and leases. Current borrowings include loans repayable within one year, derivative financial instruments and leases, but exclude overdrafts classified within cash and cash equivalents.